Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (in thousands):

As of September 29, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Assets:
Foreign currency exchange forward contracts not designated as hedges	$—	$1,459	$—	$1,459

As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Liabilities:
Foreign currency exchange forward contracts not designated as hedges	$—	$545	$—	$545

The following tables present the balances of financial assets and liabilities measured at fair value on a recurring basis (in thousands):

As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Liabilities:
Foreign exchange forward contracts not designated as hedges	$—	$545	$—	$545

	$—	$545	$—	$545

As of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Recorded Balance
Assets:
Foreign exchange forward contracts not designated as hedges	$—	$374	$—	$374

Liabilities:
Interest rate swap agreements designated as cash flow hedges	$—	$6,707	$—	$6,707

Nonfinancial Assets Measured at Fair Value on Non Recurring Basis

The following table presents the balances of nonfinancial assets measured at fair value on a non recurring basis (in thousands):

As of December 31, 2011	Recorded Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Assets:
Goodwill	$169,798	$—	$—	$169,798	$124,106
Intangible assets	20,700	—	—	20,700	16,900

	$190,498	$—	$—	$190,498	$141,006